Leases (Schedule of Disclosures of Right-of-Use Assets) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Cost
Balance as of January 1,		$ 2,737	$ 2,804
New leases		162	305
Adjustments for indexation		49	(35)
Disposals		(27)	(293)
Termination of leases			(44)
Balance as of December 31,		2,921	2,737
Accumulated depreciation
Balance as of January 1,		853	575
Depreciation and amortization		531	427
Capitalized to Leasehold improvements	[1]		144
Disposals		(11)	(293)
Balance as of December 31,		1,373	853
Depreciated cost
December 31,		1,548	1,884
Buildings [member]
Cost
Balance as of January 1,		2,225	2,362
New leases		0	0
Adjustments for indexation		42	(17)
Disposals		0	(76)
Termination of leases			(44)
Balance as of December 31,		2,267	2,225
Accumulated depreciation
Balance as of January 1,		698	381
Depreciation and amortization		330	249
Capitalized to Leasehold improvements	[1]		144
Disposals		0	(76)
Balance as of December 31,		1,028	698
Depreciated cost
December 31,		1,239	1,527
Motor vehicles [member]
Cost
Balance as of January 1,		512	442
New leases		162	305
Adjustments for indexation		7	(18)
Disposals		(27)	(217)
Termination of leases			0
Balance as of December 31,		654	512
Accumulated depreciation
Balance as of January 1,		155	194
Depreciation and amortization		201	178
Capitalized to Leasehold improvements	[1]		0
Disposals		(11)	(217)
Balance as of December 31,		345	155
Depreciated cost
December 31,		$ 309	$ 357

[1]	As of the year ended December 31,2020 the cash flow for leases includes $144 which were capitalized to Leasehold improvements.